Risk management and financial instruments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risk management and financial instruments
Loans and financing, Book value	R$ 208,138	R$ 98,975	R$ 63,346
Trade and other payables, Book value	145,360	100,237
Lease liabilities, Book value	4,258	R$ 2,758	R$ 7,291
Liquidity risk [member]
Risk management and financial instruments
Loans and financing, Book value	208,138
Trade and other payables, Book value	145,360
Lease liabilities, Book value	4,258
Non-derivative financial liabilities, Book value	357,756
Loans and financing, Contractual cash flow	269,331
Trade and other payables, Contractual cash flow	145,360
Lease liabilities, Contractual cash flow	4,258
Non-derivative financial liabilities, Contractual cash flow	418,949
Liquidity risk [member] | Up to 12 Months
Risk management and financial instruments
Loans and financing, Contractual cash flow	83,354
Trade and other payables, Contractual cash flow	143,715
Lease liabilities, Contractual cash flow	2,220
Non-derivative financial liabilities, Contractual cash flow	229,289
Liquidity risk [member] | 1-2 years
Risk management and financial instruments
Loans and financing, Contractual cash flow	160,490
Trade and other payables, Contractual cash flow	936
Lease liabilities, Contractual cash flow	1,910
Non-derivative financial liabilities, Contractual cash flow	163,336
Liquidity risk [member] | 2-3 Years
Risk management and financial instruments
Loans and financing, Contractual cash flow	24,323
Trade and other payables, Contractual cash flow
Lease liabilities, Contractual cash flow	128
Non-derivative financial liabilities, Contractual cash flow	24,451
Liquidity risk [member] | >3 years
Risk management and financial instruments
Loans and financing, Contractual cash flow	1,165
Trade and other payables, Contractual cash flow
Lease liabilities, Contractual cash flow
Non-derivative financial liabilities, Contractual cash flow	R$ 1,165